Intangible Assets (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
2012	$ 175,000
2013	88,000
2014	47,000
Finite-Lived Intangible Assets, Net, before rounding	$ 309,552	$ 434,413